Cash and Cash Equivalents: (Tables)	9 Months Ended
Sep. 30, 2014
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	September 30,	December 31,
	2014	2013
Bank deposits	$8,392,346	$1,578,903
Money market funds	72,080	1,396,934
Total	$8,464,426	$2,975,837